Consolidated Balance Sheet (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 419,981	[1]	$ 226,559	[1]
Accounts receivable, net	50,233	[1],[2]	90,328	[1],[2]
Other current assets	6,998	[1],[3]	7,186	[1],[3]
Total current assets	477,212	[1]	324,073	[1]
Note receivable - Anadarko	260,000	[1]	260,000	[1]
Plant, property and equipment
Cost	3,432,392	[1]	2,708,271	[1]
Less accumulated depreciation	714,436	[1]	587,119	[1]
Net property, plant and equipment	2,717,956	[1]	2,121,152	[1]
Goodwill	105,336	[1]	99,536	[1]
Other intangible assets	55,490	[1]	52,858	[1]
Equity investments	106,130	[1]	109,817	[1]
Other assets	27,798	[1]	24,143	[1]
Total assets	3,749,922	[1]	2,991,579	[1]
Current liabilities
Accounts and natural gas imbalance payables	25,154	[1],[4]	26,600	[1],[4]
Accrued ad valorem taxes	11,949	[1]	8,186	[1]
Income taxes payable	552	[1]	495	[1]
Accrued liabilities	147,651	[1],[5]	92,037	[1],[5]
Total current liabilities	185,306	[1]	127,318	[1]
Long-term debt Note payable - Anadarko	1,168,278		669,178
Deferred income taxes	47,153	[1]	123,544	[1]
Asset retirement obligations and other	68,749	[1]	67,370	[1]
Total long-term liabilities	1,284,180	[1]	860,092	[1]
Total liabilities	1,469,486	[1]	987,410	[1]
Equity and partners' capital
Common units (104,660,553 and 90,140,999 units issued and outstanding at December 31, 2012, and December 31, 2011, respectively)	1,957,066	[1]	1,495,253	[1]
General partner units (2,135,930 and 1,839,613 units issued and outstanding at December 31, 2012, and December 31, 2011, respectively)	52,752	[1]	31,729	[1]
Net investment by Anadarko	199,960	[1]	356,463	[1]
Total partners' capital	2,209,778	[1]	1,883,445	[1]
Noncontrolling interests	70,658	[1]	120,724	[1]
Total equity and partners' capital	2,280,436	[1]	2,004,169	[1]
Total liabilities, equity and partners' capital	3,749,922	[1]	2,991,579	[1]
Third Parties [Member]
Current liabilities
Long-term debt Note payable - Anadarko	1,168,278	[1]	494,178	[1]
Affiliated Entity Member
Current assets
Accounts receivable, net	19,100
Other current assets	400		500
Current liabilities
Accounts and natural gas imbalance payables	2,500		5,900
Accrued liabilities	100		300
Long-term debt Note payable - Anadarko			$ 175,000	[1]

[1]	Financial information has been recast to include the financial position and results attributable to the Non-Operated Marcellus Interest. See Note 2.
[2]	Accounts receivable, net includes amounts receivable from affiliates (as defined in Note 1) of $19.1 million and zero as of December 31, 2012 and 2011, respectively.
[3]	Other current assets includes natural gas imbalance receivables from affiliates of $0.4 million and $0.5 million as of December 31, 2012 and 2011, respectively.
[4]	Accounts and natural gas imbalance payables includes amounts payable to affiliates of $2.5 million and $5.9 million as of December 31, 2012 and 2011, respectively.
[5]	Accrued liabilities include amounts payable to affiliates of $0.1 million and $0.3 million as of December 31, 2012 and 2011, respectively.